Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000244722
Shareholder Report [Line Items]
Fund Name	Absolute Capital Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CAPOX
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,886,889
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 564,356
InvestmentCompanyPortfolioTurnover	38.00%
C000244726
Shareholder Report [Line Items]
Fund Name	Absolute CEF Opportunities
Class Name	Institutional Shares
Trading Symbol	ACEFX
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute-cef-opportunities/#fundliterture
Expenses Paid, Amount	$ 478
Expense Ratio, Percent	4.57%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,669,224
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	389.00%
C000244724
Shareholder Report [Line Items]
Class Name	Institutional Shares
Trading Symbol	ARBIX
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,505,415,038
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 13,059,212
InvestmentCompanyPortfolioTurnover	24.00%
C000244723
Shareholder Report [Line Items]
Class Name	Investor Shares
Trading Symbol	ARBOX
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture
Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,505,415,038
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 13,059,212
InvestmentCompanyPortfolioTurnover	24.00%
C000244725
Shareholder Report [Line Items]
Fund Name	Absolute Flexible Fund
Class Name	Institutional Shares
Trading Symbol	FLXIX
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,470,424
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 266,988
InvestmentCompanyPortfolioTurnover	73.00%
C000215804
Shareholder Report [Line Items]
Fund Name	Absolute Select Value ETF
Trading Symbol	ABEQ
Additional Information Phone Number	(833) 267-3383
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 140,544,644
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 740,620
InvestmentCompanyPortfolioTurnover	38.00%
C000239618
Shareholder Report [Line Items]
Fund Name	Dean Equity Income Fund
Trading Symbol	DAEIX
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Equity Income Fund	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 22, 2022)
Dean Equity Income Fund	9.00%	7.36%
Russell 1000® Index	17.74%	17.19%
Russell 1000® Value Index	15.87%	12.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 899-8343 or visit https://deanmutualfunds.com/equity-income-fund/ for updated performance information.

Performance Inception Date	Nov. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 82,360,070
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 348,410
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$82,360,070
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$348,410
Portfolio Turnover	30%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Consumer Discretionary	2.8%
Materials	5.0%
Technology	5.3%
Communications	5.7%
Energy	8.5%
Real Estate	9.1%
Industrials	10.1%
Health Care	10.8%
Utilities	12.8%
Consumer Staples	13.3%
Financials	14.6%

C000044154
Shareholder Report [Line Items]
Fund Name	Dean Mid Cap Value Fund
Trading Symbol	DALCX
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Mid Cap Value Fund	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Dean Mid Cap Value Fund	14.08%	10.49%	10.36%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Index	15.98%	7.26%	10.91%
Russell Midcap® Value Index	17.62%	7.94%	9.75%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 899-8343 or visit https://deanmutualfunds.com/mid-cap-value-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 245,673,943
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,382,893
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$245,673,943
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,382,893
Portfolio Turnover	31%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Communications	1.4%
Real Estate	6.0%
Energy	6.3%
Technology	6.5%
Materials	6.8%
Consumer Staples	7.5%
Health Care	8.1%
Consumer Discretionary	8.6%
Utilities	9.4%
Financials	14.6%
Industrials	20.3%

C000044155
Shareholder Report [Line Items]
Fund Name	Dean Small Cap Value Fund
Trading Symbol	DASCX
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Small Cap Value Fund	$127	1.16%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	17.36%	5.25%	7.44%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%
Russell 3000® Index	18.09%	10.87%	13.72%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 899-8343 or visit https://deanmutualfunds.com/small-cap-value-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 170,155,305
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,519,974
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$170,155,305
Number of Portfolio Holdings	58
Advisory Fee	$1,519,974
Portfolio Turnover	160%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.7%
Real Estate	2.1%
Consumer Discretionary	5.1%
Energy	5.7%
Health Care	5.7%
Materials	6.9%
Utilities	7.7%
Technology	8.6%
Consumer Staples	10.6%
Financials	18.6%
Industrials	24.3%